ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Canfield [Member]
Revenue recognition percent	100.00%	100.00%
Medicare
Revenue recognition percent	19.00%	29.00%
Medicaid
Revenue recognition percent	7.00%	9.00%
Private pay/private insurance
Revenue recognition percent	73.00%	58.00%
Other
Revenue recognition percent	1.00%	4.00%